Condensed Statements of Stockholders' Equity (Deficit) (unaudited) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Sep. 30, 2016	$ 682,402	$ 26,151,376	$ (33,527,174)	$ (6,693,396)
Beginning balance (in shares) at Sep. 30, 2016	682,402,225
Common Stock Issued for Services	$ 1,250	(1,250)
Common Stock Issued for Services (in shares)	1,250,000
Common stock issued resulting from anti-dilution provision		131,165		131,165
Restricted common stock issued to employees		81,861		81,861
Loss from extension of due date and issuance of Bridge Note extensions		50,701		50,701
Value of Beneficial Conversion Feature in Conjunction with Convertible Promissory Notes	$ 7,044	$ 120,844		$ 127,888
Value of beneficial conversion feature in conjunction with convertible promissory notes (in shares)	7,044,400
Value of warrants in conjunction with convertible promissory notes	$ 1,500,000
Value of warrants in conjunction with convertible promissory notes (in shares)	1,500	24,210		25,710
Value of Warrants issued with Bridge Note Extensions		$ 653,670		$ 653,670
Net loss			(5,694,349)	(5,694,349)
Ending balance at Sep. 30, 2017	$ 692,196	27,212,577	(39,221,523)	$ (11,316,750)
Ending balance (in shares) at Sep. 30, 2017	692,196,625			692,196,625
Stock Based Compensation		1,464,531		$ 1,464,531
Common Stock Issued To Settle Debt	$ 1,200	85,800		87,000
Common Stock Issued To Settle Debt (in shares)	1,200,000
Common Stock Issued for Services	$ 80,294	4,814,961		4,895,255
Common Stock Issued for Services (in shares)	80,293,425
Common stock issued for convertible promissory notes	$ 2,000	47,094		49,094
Common stock issued for convertible promissory notes (in shares)	2,000,000
Common stock issued for conversion of convertible promissory notes plus accrued interest	$ 38,110	834,701		872,811
Common stock issued for conversion of convertible promissory notes plus accrued interest (in shares)	38,110,462
Value of Beneficial Conversion Feature in Conjunction with Convertible Promissory Notes		103,519		103,519
Value of warrants in conjunction with convertible promissory notes		47,386		47,386
Value of Warrants issued with Bridge Note Extensions		217,141		217,141
Net loss			(2,053,497)	(2,053,497)
Ending balance at Jun. 30, 2018	$ 813,800	34,827,710	(41,275,020)	(5,633,510)
Ending balance (in shares) at Jun. 30, 2018	813,800,512
Beginning balance at Sep. 30, 2017	$ 692,196	27,212,577	(39,221,523)	$ (11,316,750)
Beginning balance (in shares) at Sep. 30, 2017	692,196,625			692,196,625
Common Stock Issued To Settle Debt	$ 11,200	1,095,800		$ 1,107,000
Common Stock Issued To Settle Debt (in shares)	11,200,000
Common Stock Issued for Services	$ 84,349	5,122,404		5,206,753
Common Stock Issued for Services (in shares)	84,348,985
Common stock issued for convertible promissory notes	$ 2,000	47,093		49,093
Common stock issued for convertible promissory notes (in shares)	2,000,000
Common stock issued for conversion of convertible promissory notes plus accrued interest	$ 41,851	924,474		966,325
Common stock issued for conversion of convertible promissory notes plus accrued interest (in shares)	41,850,996
Amortization of employee stock options and restricted stock		1,857,531		1,857,531
Stock Issued for Warrant Exercise	$ 417	12,083		12,500
Stock Issued for Warrant Exercise (in shares)	416,666
Value of Beneficial Conversion Feature in Conjunction with Convertible Promissory Notes		103,519		103,519
Value of warrants in conjunction with convertible promissory notes		47,387		47,387
Value of Warrants issued with Bridge Note Extensions		217,141		217,141
Net loss			(2,636,734)	(2,636,734)
Ending balance at Sep. 30, 2018	$ 832,013	36,640,009	(41,858,257)	$ (4,386,235)
Ending balance (in shares) at Sep. 30, 2018	832,013,272			832,013,272
Beginning balance at Mar. 31, 2018	$ 778,820	32,618,329	(40,281,695)	$ (6,884,546)
Beginning balance (in shares) at Mar. 31, 2018	778,820,050
Stock Based Compensation		1,371,150		1,371,150
Common stock issued for convertible promissory notes	$ 1,200	85,800		87,000
Common stock issued for convertible promissory notes (in shares)	1,200,000
Common stock issued for conversion of convertible promissory notes plus accrued interest	$ 33,780	752,431		786,211
Common stock issued for conversion of convertible promissory notes plus accrued interest (in shares)	33,780,462
Net loss			(993,325)	(993,325)
Ending balance at Jun. 30, 2018	$ 813,800	34,827,710	(41,275,020)	(5,633,510)
Ending balance (in shares) at Jun. 30, 2018	813,800,512
Beginning balance at Sep. 30, 2018	$ 832,013	36,640,009	(41,858,257)	$ (4,386,235)
Beginning balance (in shares) at Sep. 30, 2018	832,013,272			832,013,272
Stock Based Compensation		1,217,213		$ 1,217,213
Warrants Issued in Debt Transaction		5,090,470		5,090,470
Bridge Note Warrant Extensions		152,078		152,078
Stock Issued in Capital Raise	$ 19,325	946,925		966,250
Stock Issued in Capital Raise (in shares)	19,325,000
Stock Issued for Warrant Exercise	$ 240,928	9,844,072		10,085,000
Stock Issued for Warrant Exercise (in shares)	240,928,572
Net loss			(12,716,099)	(12,716,099)
Ending balance at Jun. 30, 2019	$ 1,092,266	53,890,767	(54,574,356)	$ 408,677
Ending balance (in shares) at Jun. 30, 2019	1,092,266,844			1,092,266,844
Beginning balance at Mar. 31, 2019	$ 1,089,433	52,794,028	(47,695,556)	$ 6,187,905
Beginning balance (in shares) at Mar. 31, 2019	1,089,433,510
Stock Based Compensation		415,111		415,111
Warrants Issued in Debt Transaction		447,383		447,383
Bridge Note Warrant Extensions		152,078		152,078
Stock Issued for Warrant Exercise	$ 2,833	82,167		85,000
Stock Issued for Warrant Exercise (in shares)	2,833,334
Net loss			(6,878,800)	(6,878,800)
Ending balance at Jun. 30, 2019	$ 1,092,266	$ 53,890,767	$ (54,574,356)	$ 408,677
Ending balance (in shares) at Jun. 30, 2019	1,092,266,844			1,092,266,844